UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Metropolitan Capital Advisors, Inc.
Address:              660 Madison Avenue, 20th Floor
                      New York, NY  10021


Form 13F File Number: 028-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Karen Finerman
Title:                President
Phone:                (212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman                 New York, NY                   8/12/04
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     319,371
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                             FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: METROPOLITAN CAPITAL ADVISORS, INC
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  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

AK Steel Holding Corp          COM           001547108      420         79,700 SH         SHARED-DEFINED          79,700
Altria Group Inc               COM           02209S103    3,674         73,400 SH  CALL   SHARED-DEFINED          73,400
AT&T Wireless Group            COM           00209A106      685         47,819 SH         SHARED-DEFINED          47,819
AT&T Wireless Group            COM           00209A106   18,923      1,321,500 SH  CALL   SHARED-DEFINED       1,321,500
AT&T Wireless Group            COM           00209A106      573         40,000 SH  PUT    SHARED-DEFINED          40,000
Aventis                        COM           053561106    6,827         90,200 SH  CALL   SHARED-DEFINED          90,200
B.F. Goodrich & Co             COM           382388106    1,005         31,080 SH         SHARED-DEFINED          31,080
Bank of America                COM           060505104   10,510        124,200 SH         SHARED-DEFINED         124,200
Bank of America                COM           060505104    9,001        106,370 SH  CALL   SHARED-DEFINED         106,370
Bennett Environmental          COM           081906109    5,591        445,100 SH         SHARED-DEFINED         445,100
Boise Cascade Corp             COM           097383103    2,499         66,400 SH         SHARED-DEFINED          66,400
Boise Cascade Corp             COM           097383103    3,309         87,900 SH  CALL   SHARED-DEFINED          87,900
Bombay Co Inc.                 COM           097924104    2,246        366,400 SH         SHARED-DEFINED         366,400
ChevronTexaco Corp.            COM           166764100    1,449         15,400 SH         SHARED-DEFINED          15,400
Citigroup Inc                  COM           172967101    9,044        194,500 SH         SHARED-DEFINED         194,500
Citigroup Inc                  COM           172967101    5,445        117,100 SH  CALL   SHARED-DEFINED         117,100
Comcast Corp                   CL.A          20030N101    2,692         95,795 SH         SHARED-DEFINED          95,795
Corrections Corp of America    COM           22025Y407    4,257        107,800 SH         SHARED-DEFINED         107,800
Dade Behring Holdings Inc.     COM           23342J206    4,533         95,400 SH         SHARED-DEFINED          95,400
Deckers Outdoor Corp           COM           243537107    7,151        242,500 SH         SHARED-DEFINED         242,500
DIRECTV Group Inc.             COM           25459L106    8,805        514,900 SH         SHARED-DEFINED         514,900
Echostar Comm Corp             CL.A          278762109    3,613        117,500 SH         SHARED-DEFINED         117,500
Echostar Communication         NOTE          278762AG4   14,403     14,000,000 PRN        SHARED-DEFINED      14,000,000
Finish Line Inc                CL.A          317923100    1,771         58,700 SH         SHARED-DEFINED          58,700
First Data  Corp               COM           319963104    1,300         29,200 SH         SHARED-DEFINED          29,200
Foot Locker                    COM           344849104    7,136        293,200 SH         SHARED-DEFINED         293,200
Fox Entertainment Grp Inc      CL.A          35138T107   11,139        417,200 SH         SHARED-DEFINED         417,200
General Motors                 COM           370442105    7,254        155,700 SH         SHARED-DEFINED         155,700
Golar LNG Ltd                  SHS           G9456A100      436         27,800 SH         SHARED-DEFINED          27,800
Gray Television Inc.           COM           389375106    2,165        155,900 SH         SHARED-DEFINED         155,900
Halliburton Co Hldg            COM           406216101   17,106        565,300 SH         SHARED-DEFINED         565,300
Home Depot Inc.                COM           437076102    7,848        222,960 SH         SHARED-DEFINED         222,960
Hospira Inc                    COM           441060100    1,606         58,200 SH         SHARED-DEFINED          58,200
Hudson Highland Group Inc.     COM           443792106    8,229        268,400 SH         SHARED-DEFINED         268,400
J. P. Morgan                   COM           46625H100    7,486        193,100 SH         SHARED-DEFINED         193,100
Merck & Co. Inc.               COM           589331107    7,049        148,400 SH         SHARED-DEFINED         148,400
Merck & Co. Inc.               COM           62913F201    2,513         52,900 SH  CALL   SHARED-DEFINED          52,900
Millennium Pharmaceutical      COM           599902103    1,669        120,944 SH         SHARED-DEFINED         120,944
News Corp Ltd ADR              ADR NEW       652487802    3,528        107,300 SH         SHARED-DEFINED         107,300
NII Holdings Inc.              CL.B          62913F201      829         24,594 SH         SHARED-DEFINED          24,594
PAGE TOTAL:                                             215,721

Nisource Inc                   COM           65473P105      775         37,600 SH         SHARED-DEFINED          37,600
Northrop Grumman Corp          COM           666807102    2,438         45,400 SH         SHARED-DEFINED          45,400
Pfizer Inc.                    COM           717081103    7,117        207,600 SH         SHARED-DEFINED         207,600
Radio One Inc.                 CL.D          75040P405    2,778        173,500 SH         SHARED-DEFINED         173,500
Sprint Corp (FON Group)        COM           852061100    3,224        183,200 SH         SHARED-DEFINED         183,200
Tenet Healthcare               COM           88033G100    4,055        302,400 SH  CALL   SHARED-DEFINED         302,400
Tommy Hilfiger Corp            ORD           G8915Z102   20,467      1,351,850 SH         SHARED-DEFINED       1,351,850
Tommy Hilfiger Corp            COM           G8915Z102    5,273        348,300 SH  CALL   SHARED-DEFINED         348,300
Tyco International Ltd.        COM           902124106      351         10,600 SH         SHARED-DEFINED          10,600
Tyco International Ltd.        COM           902124106   23,301        703,100 SH  CALL   SHARED-DEFINED         703,100
Union Planters Corp.           COM           90806819     7,754        260,100 SH         SHARED-DEFINED         260,100
Viacom Class B                 CL.B          925524308    9,569        267,900 SH         SHARED-DEFINED         267,900
Viad Corp                      COM           92552R109    4,100        151,800 SH         SHARED-DEFINED         151,800
Vodafone Airtouch PLC          ADR           92857W100      515         23,300 SH         SHARED-DEFINED          23,300
Walt Disney Co.                COM           254687106    3,158        123,900 SH         SHARED-DEFINED         123,900
Walt Disney Co.                COM           254687106    3,158        123,900 SH  PUT    SHARED-DEFINED         123,900
Warwick Valley Telephone Co    COM           936750108    1,768         83,208 SH         SHARED-DEFINED          83,208
Zimmer Holdings Inc            COM           98956P102    3,849         43,638 SH         SHARED-DEFINED          43,638
PAGE TOTAL:                                             103,650
GRAND TOTAL                                             319,371


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